Leases - Schedule of the Leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Cash paid for amounts included in the measurement of operating liabilities	$ 400	$ 347
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 0	$ 120
Weighted-average remaining lease term – operating leases	8 months 12 days	1 year 7 months 6 days
Weighted-average discount rate – operating leases	11.41%	11.55%